Income Taxes - Summary of Components of Earnings Before Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before income taxes	$ (803,142)	$ (284,860)	$ (2,763,375)	$ (1,379,756)
Domestic [Member]
Income (loss) before income taxes			(2,826,902)	(1,436,516)
Foreign [Member]
Income (loss) before income taxes			$ 63,527	$ 56,760